Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current
Federal					$ 0
State					0
Income tax benefit	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0